Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right of use assets	$ 416,383	$ 423,088
Current portion of operating lease liabilities	76,778	65,520
Non-current portion of operating lease liabilities	386,644	397,936
Total operating lease liabilities	$ 463,422	$ 463,456
Weighted average remaining lease term (years)	4 years 11 months 1 day	5 years 5 months 12 days
Weighted average discount rate	2.91%	2.95%